Risk Management Activities - Market Risk - Commodity Price - Oil - Additional Information (Detail) l in Millions, $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2018 AUD ($)	Feb. 28, 2018 USD ($)	Jun. 30, 2017 $ / Barrel ppm l	May 31, 2017 $ / Barrel ppm l	Dec. 31, 2018 USD ($)
Australia [member]
Disclosure Of Financial Risk Management [line items]
Total realized gain	$ 8.4	$ 8.4
Australia [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge					$ 1.7
Total realized gain					4.6
Australia [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Risk hedging number | ppm			10	10
Volume of diesel hedged | l			77.5	77.5
Average swap price | $ / Barrel			61.15	61.15
Australia [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure Of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Barrel			49.92	49.92
Ghana [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge					3.0
Total realized gain					7.5
Ghana [member] | Commodity price risk [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [line items]
Marked-to-market value of the hedge					2.4
Total realized gain					$ 19.6
Ghana [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member]
Disclosure Of Financial Risk Management [line items]
Volume of diesel hedged | l			125.8	125.8
Average swap price | $ / Barrel			61.4	61.4
Average swap price			457.2	457.2
Ghana [member] | Commodity price risk [member] | Fair value hedges [member] | Cash settled swap transaction contracts [member] | Brent crude [member]
Disclosure Of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Barrel			49.8	49.8